Quarterly Results of Operations (Unaudited) (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Results of Operations (Textual) [Abstract]
Gross profit change		$ 23	$ 22	$ 26	$ (39)	$ 13	$ 13	$ 13
Net income change		27	23	28	(47)	19	18	18
Earnings per share basic change		$ 0.05	$ 0.04	$ 0.04	$ (0.08)	$ 0.04	$ 0.04	$ 0.03
Earnings per share diluted change		$ 0.04	$ 0.04	$ 0.05	$ (0.08)	$ 0.03	$ 0.03	$ 0.03
Pension expense as a result of MTM adjustments	145								145	110
Asset Impairment and exit charges							38
Trademark impairment charges	48				6				48	6	567
Goodwill impairment charge					$ 26					$ 26